Other Receivables	12 Months Ended
Dec. 31, 2020
Other Receivables
Other Receivables

Note 9. Other Receivables

As at December 31:	2020	2019
Royalty receivables	$10,108	$—
Interest receivables	185	145
Contract assets under contracts with customers	106	—
Loans and current accounts* (net of allowance of $nil and $16 as of December 31, 2020 and 2019, respectively)	21,620	828
Indemnification asset*	6,756	6,362
Other	743	769
	$39,518	$8,104

*   The Group had various amounts owing from an affiliate controlled by our Chairman (see Note 26).

Other receivables primarily arise in the normal course of business and are expected to be collected within one year from the reporting date.

Royalty receivables were due from a customer in the Royalty segment (see Note 6) and were collected in January 2021.

Contract assets

The movement of contract assets under contracts with customers for the years ended December 31, 2020 and 2019 was as follows:

	2020	2019
Balance, beginning of the year	$—	$295
A change in the time frame for a right to consideration to become unconditional	106	(295)
Balance, end of the year	$106	$—

For further discussions on credit risk, see Note 27.